Commitments, Contingencies and Guarantees (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Commitments, Contingencies and guarantees
Product transportation and storage	$ 18,465
Energy services	432
Exploration work commitments	571
Other	893
Total	20,361
Maximum Potential Amount Payable Under Indemnification Agreements	125
2025
Commitments, Contingencies and guarantees
Product transportation and storage	1,736
Energy services	116
Exploration work commitments	53
Other	302
Total	2,207
2026
Commitments, Contingencies and guarantees
Product transportation and storage	1,499
Energy services	146
Exploration work commitments	1
Other	197
Total	1,843
2027
Commitments, Contingencies and guarantees
Product transportation and storage	1,471
Energy services	88
Other	133
Total	1,692
2028
Commitments, Contingencies and guarantees
Product transportation and storage	1,439
Energy services	37
Other	42
Total	1,518
2029
Commitments, Contingencies and guarantees
Product transportation and storage	1,331
Energy services	22
Other	43
Total	1,396
Thereafter
Commitments, Contingencies and guarantees
Product transportation and storage	10,989
Energy services	23
Exploration work commitments	517
Other	176
Total	$ 11,705